Subsequent Events (Details)		12 Months Ended
	Aug. 27, 2026 USD ($)	Jun. 30, 2026 USD ($)	Sep. 14, 2026 HKD ($)	Aug. 27, 2026 HKD ($)	Jun. 30, 2025 USD ($)
Subsequent Event [Line Items]
Prepaid land amount		$ 3,744,662
Liabilities		11,557,265			$ 11,337,136
Assets		30,422,477			$ 36,247,084
Millennium Printing International Limited (“MPI”) [Member]
Subsequent Event [Line Items]
Liabilities		2,184,869
Assets		6,662,786
Net Assets		$ 1,900,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Cash, subject to completion conditions				$ 14,800,000
Cash payable in installments	$ 19,049,804
Cash received on first installments			$ 14,471,348
Subsequent Event [Member] | Millennium Printing International Limited (“MPI”) [Member]
Subsequent Event [Line Items]
Liabilities				$ 35,429,804
Subsequent Event [Member] | YC [Member]
Subsequent Event [Line Items]
Set off against loans payable	$ 16,380,000